Summary of Significant Accounting Policies - Summary of Allowance for Expected Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Allowance for expected credit losses	$ 3,287	$ 1,912	$ 3,379
Credit loss expense	8,316	3,280	1,407
Write-offs and adjustments	(7,056)	(1,905)	(2,874)
Allowance for expected credit losses, end of period	$ 4,547	$ 3,287	$ 1,912